Employee Benefit Plans	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee Benefit Plans	Employee Benefit Plans
Our qualified 401(k) profit sharing plan (401(k) Plan) is the Chesapeake Energy Corporation Savings and Incentive Stock Bonus Plan, which is open to employees of Chesapeake and all our subsidiaries. Eligible employees may elect to defer compensation through voluntary contributions to their 401(k) Plan accounts, subject to plan limits and those set by the IRS. We match employee contributions dollar for dollar (subject to a maximum contribution of 15% of an employee's base salary and performance bonus) in cash. We contributed $29 million, $31 million and $35 million to the 401(k) Plan in 2019, 2018 and 2017, respectively.
We also maintained a nonqualified deferred compensation plan (DC Plan) which we terminated in January 2020 in accordance with its terms. To be eligible to participate in the DC Plan, an active employee must have had a base salary of at least $150,000, had a hire date on or before December 1, immediately preceding the year in which the employee was able to participate, or be designated as eligible to participate. We matched 100% of employee contributions up to 15% of base salary and performance bonus in the aggregate for the DC Plan with Chesapeake common stock, and an employee who was at least age 55 may have elected for the matching contributions to be made in any one of the DC Plan’s investment options. The maximum compensation that could have been deferred by employees under all of our deferred compensation plans, including the Chesapeake 401(k) Plan, was a total of 75% of base salary and 75% of performance bonus. The participant chose separate deferral election percentages for both plans. We contributed $7 million, $7 million and $8 million to the DC Plan during 2019, 2018 and 2017, respectively, to fund the match. The deferred compensation company match of 15% had a five-year vesting schedule based on years of service. Any participant who was active on December 31 of the plan year received the deferred compensation company match which was awarded on an annual basis.